Share Based Compensation (Details)	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares
Share Based Compensation (Details) [Line Items]
Additional expense | $	$ 59,379
Vesting period, amount | $	$ 58,818
Maximum [Member]
Share Based Compensation (Details) [Line Items]
Exercise price | $ / shares	$ 4.2
Minimum [Member]
Share Based Compensation (Details) [Line Items]
Exercise price | $ / shares	$ 1